Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common stock, par value	$ .001	$ .001
Common stock, shares authorized	190,000,000	190,000,000
Common stock, shares issued	38,453,328	33,197,769
Common stock, shares outstanding	38,453,328	33,197,769